Shareholders' Equity - Regulatory Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	4.00%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	5.50%	4.00%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	8.00%	8.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.00%	0.00%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.00%	6.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Basel III transitional standardized approach/Basel I: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	36,020	33,386
Total risk-based capital	43,208	39,340
Risk-weighted assets	317,398	297,919
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	36,020
Total risk-based capital	40,475
Risk-weighted assets	248,596
U.S. Bancorp [Member] | Basel III transitional standardized approach/Basel I: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	30,856
Tier 1 capital	36,020	33,386
Total risk-based capital	43,208	39,340
Risk-weighted assets	317,398	297,919
Common equity tier 1 capital as a percent of risk-weighted assets	9.70%
Tier 1 capital as a percent of risk-weighted assets	11.30%	11.20%
Total risk-based capital as a percent of risk-weighted assets	13.60%	13.20%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.30%	9.60%
U.S. Bancorp [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	30,856
Tier 1 capital	36,020
Total risk-based capital	40,475
Risk-weighted assets	248,596
Common equity tier 1 capital as a percent of risk-weighted assets	12.40%
Tier 1 capital as a percent of risk-weighted assets	14.50%
Total risk-based capital as a percent of risk-weighted assets	16.30%
U.S. Bank National Association [Member] | Basel III transitional standardized approach/Basel I: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	32,381
Tier 1 capital	32,789	30,167
Total risk-based capital	40,008	36,392
Risk-weighted assets	313,261	293,335
Common equity tier 1 capital as a percent of risk-weighted assets	10.30%
Tier 1 capital as a percent of risk-weighted assets	10.50%	10.30%
Total risk-based capital as a percent of risk-weighted assets	12.80%	12.40%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.60%	8.80%
U.S. Bank National Association [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	32,381
Tier 1 capital	32,789
Total risk-based capital	37,299
Risk-weighted assets	245,007
Common equity tier 1 capital as a percent of risk-weighted assets	13.20%
Tier 1 capital as a percent of risk-weighted assets	13.40%
Total risk-based capital as a percent of risk-weighted assets	15.20%